Income Taxes Disclosure: Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Deferred tax assets, net operating losses	$ 77,000	$ 57,400
Total deferred tax assets	77,000	57,400
(Less) valuation allowance	$ (77,000)	$ (57,400)